AB Bond Fund, Inc.

AB Sustainable Thematic Credit Portfolio

Portfolio of Investments

January 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 87.1%
Industrial – 45.2%
Basic – 2.1%
Arkema SA 0.125%, 10/14/2026(a)	EUR	200	$222,735
Ecolab, Inc. 2.75%, 08/18/2055	U.S.$	525	470,968
Inversiones CMPC SA 3.85%, 01/13/2030(a)		905	912,104
Sealed Air Corp. 1.573%, 10/15/2026(a)		1,485	1,417,925
Suzano Austria GmbH 2.50%, 09/15/2028		663	627,364
3.75%, 01/15/2031		490	477,536

			4,128,632

Capital Goods – 5.4%
CNH Industrial Capital LLC 1.45%, 07/15/2026		1,605	1,539,138
Emerson Electric Co. 2.625%, 02/15/2023		780	788,955
3.15%, 06/01/2025		715	743,875
Parker-Hannifin Corp. 4.20%, 11/21/2034		1,305	1,446,908
Republic Services, Inc. 1.75%, 02/15/2032		1,275	1,164,072
Siemens Financieringsmaatschappij NV 1.20%, 03/11/2026(a)		960	929,063
Trane Technologies Global Holding Co., Ltd. 5.75%, 06/15/2043		495	657,752
Trane Technologies Luxembourg Finance SA 3.50%, 03/21/2026		405	424,772
Waste Management, Inc. 1.50%, 03/15/2031		470	427,040
2.95%, 06/01/2041		710	694,831
Xylem, Inc./NY 1.95%, 01/30/2028		1,725	1,677,380

			10,493,786

Communications - Media – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		450	423,806
6.834%, 10/23/2055		630	838,179
Prosus NV 3.257%, 01/19/2027(a)		640	640,015
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)		200	190,225
Thomson Reuters Corp. 5.50%, 08/15/2035		570	704,962

			2,797,187

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 4.9%
AT&T, Inc. 4.30%, 12/15/2042	U.S.$	397	$425,655
5.15%, 03/15/2042		148	176,953
British Telecommunications PLC 9.625%, 12/15/2030		760	1,087,595
Corning, Inc. 4.70%, 03/15/2037		62	70,982
5.35%, 11/15/2048		820	1,076,297
5.45%, 11/15/2079		280	348,979
Empresa Nacional de Telecomunicaciones SA 3.05%, 09/14/2032(a)		725	683,902
T-Mobile USA, Inc. 2.70%, 03/15/2032(a)		1,765	1,691,375
Telefonica Emisiones SA 5.213%, 03/08/2047		775	899,156
Verizon Communications, Inc. 2.85%, 09/03/2041		1,135	1,059,577
3.875%, 02/08/2029		835	899,883
Vodafone Group PLC 4.25%, 09/17/2050		930	993,701

			9,414,055

Consumer Cyclical - Automotive – 2.7%
Aptiv PLC 4.40%, 10/01/2046		180	196,790
Daimler AG 0.75%, 09/10/2030(a)	EUR	160	179,877
General Motors Co. 5.00%, 10/01/2028	U.S.$	260	289,274
5.95%, 04/01/2049		395	500,855
General Motors Financial Co., Inc. 2.70%, 06/10/2031		365	348,217
3.10%, 01/12/2032		970	949,846
3.60%, 06/21/2030		721	740,331
3.85%, 01/05/2028		435	457,027
Lear Corp. 2.60%, 01/15/2032		1,165	1,110,286
3.80%, 09/15/2027		432	456,776

			5,229,279

Consumer Cyclical - Other – 1.2%
DR Horton, Inc. 2.50%, 10/15/2024		1,355	1,373,219
Owens Corning 3.95%, 08/15/2029		845	904,372

			2,277,591

Consumer Cyclical - Retailers – 1.5%
Home Depot, Inc. (The) 1.50%, 09/15/2028		1,425	1,367,969
Lowe’s Cos., Inc. 3.70%, 04/15/2046		665	680,611
5.50%, 10/15/2035		660	828,498

			2,877,078

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 13.3%
Abbott Laboratories 4.75%, 11/30/2036	U.S.$	1,065	$1,297,001
AbbVie, Inc. 4.875%, 11/14/2048		1,015	1,222,534
Amgen, Inc. 4.40%, 05/01/2045		805	899,619
AstraZeneca PLC 6.45%, 09/15/2037		445	626,218
Baxter International, Inc. 3.50%, 08/15/2046		1,405	1,424,942
Becton Dickinson and Co. 2.823%, 05/20/2030		1,130	1,133,839
Biogen, Inc. 2.25%, 05/01/2030		1,485	1,399,282
3.15%, 05/01/2050		150	132,926
Bristol-Myers Squibb Co. 4.25%, 10/26/2049		465	536,585
5.25%, 08/15/2043		400	501,893
Cigna Corp. 2.375%, 03/15/2031		410	392,978
3.05%, 10/15/2027		820	846,748
4.80%, 08/15/2038		160	184,095
CVS Health Corp. 4.78%, 03/25/2038		900	1,038,645
4.875%, 07/20/2035		1,305	1,530,290
Danaher Corp. 2.60%, 10/01/2050		225	198,662
4.375%, 09/15/2045		610	704,638
Eli Lilly & Co. 0.50%, 09/14/2033	EUR	1,200	1,278,970
Fresenius Medical Care US Finance III, Inc. 3.00%, 12/01/2031(a)	U.S.$	945	918,658
Gilead Sciences, Inc. 2.50%, 09/01/2023		1,545	1,571,237
GlaxoSmithKline Capital, Inc. 4.20%, 03/18/2043		165	189,880
HCA, Inc. 3.50%, 07/15/2051		425	393,842
5.50%, 06/15/2047		735	887,240
Kaiser Foundation Hospitals Series 2021 2.81%, 06/01/2041		200	191,302
Koninklijke Philips NV 5.00%, 03/15/2042		725	874,036
Merck & Co., Inc. 1.90%, 12/10/2028		1,800	1,760,433
Pfizer, Inc. 1.75%, 08/18/2031		695	652,923
4.125%, 12/15/2046		775	901,359
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041		1,275	1,216,533
Zoetis, Inc. 2.00%, 05/15/2030		755	717,788

			25,625,096

	Principal Amount (000)		U.S. $ Value

Energy – 0.6%
Contemporary Ruiding Development Ltd. 2.625%, 09/17/2030(a)	U.S.$	205	$200,148
Sweihan PV Power Co. PJSC 3.625%, 01/31/2049(a)		965	929,536

			1,129,684

Services – 2.5%
Global Payments, Inc. 2.90%, 11/15/2031		1,750	1,714,860
IHS Markit Ltd. 4.25%, 05/01/2029		58	64,521
Mastercard, Inc. 3.85%, 03/26/2050		845	952,055
Moody’s Corp. 2.55%, 08/18/2060		1,125	909,231
2.75%, 08/19/2041		359	327,470
PayPal Holdings, Inc. 3.25%, 06/01/2050		900	896,612

			4,864,749

Technology – 9.6%
Autodesk, Inc. 2.40%, 12/15/2031		1,570	1,501,242
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031		1,460	1,421,140
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		1,545	1,564,662
Cisco Systems, Inc./Delaware 5.50%, 01/15/2040		1,075	1,429,316
5.90%, 02/15/2039		50	68,564
Intel Corp. 3.10%, 02/15/2060		1,580	1,435,940
International Business Machines Corp. 4.00%, 06/20/2042		625	680,481
4.25%, 05/15/2049		200	226,146
KLA Corp. 5.00%, 03/15/2049		640	811,199
Lam Research Corp. 2.875%, 06/15/2050		1,220	1,137,927
3.125%, 06/15/2060		480	453,198
Micron Technology, Inc. 2.703%, 04/15/2032		1,610	1,541,576
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.15%, 05/01/2027(a)		515	527,396
3.25%, 05/11/2041(a)		705	677,373
Oracle Corp. 3.60%, 04/01/2040		480	444,322
QUALCOMM, Inc. 4.65%, 05/20/2035		1,465	1,738,454
Salesforce.com, Inc. 2.90%, 07/15/2051		642	609,401
Skyworks Solutions, Inc. 3.00%, 06/01/2031		1,785	1,721,034
Western Digital Corp. 2.85%, 02/01/2029		131	126,608
3.10%, 02/01/2032		412	394,113

			18,510,092

			87,347,229

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 34.1%
Banking – 22.6%
ABN AMRO Bank NV 2.47%, 12/13/2029(a)	U.S.$	1,800	$1,740,697
4.80%, 04/18/2026(a)		600	647,598
Banco Santander SA 2.749%, 12/03/2030		1,000	941,200
4.25%, 04/11/2027		400	429,238
5.179%, 11/19/2025		600	653,184
Bank of America Corp. 2.456%, 10/22/2025		535	539,607
2.572%, 10/20/2032		325	315,081
2.884%, 10/22/2030		470	470,673
3.194%, 07/23/2030		190	194,242
4.078%, 04/23/2040		835	913,432
Series JJ 5.125%, 06/20/2024(b)		425	437,606
Series Z 6.50%, 10/23/2024(b)		45	48,391
BNP Paribas SA 2.159%, 09/15/2029(a)		1,475	1,398,845
2.871%, 04/19/2032(a)		200	194,441
6.625%, 03/25/2024(a) (b)		200	210,996
6.75%, 03/14/2022(a) (b)		200	201,065
7.375%, 08/19/2025(a) (b)		470	524,539
BPCE SA 2.045%, 10/19/2027(a)		480	464,794
4.625%, 07/11/2024(a)		855	901,226
5.15%, 07/21/2024(a)		375	399,724
Citigroup, Inc. 2.014%, 01/25/2026		960	959,205
2.904%, 11/03/2042		1,005	940,521
5.316%, 03/26/2041		410	514,240
Series Y 4.15%, 11/15/2026(b)		887	866,254
Cooperatieve Rabobank UA 3.75%, 07/21/2026		1,160	1,216,694
4.00%, 04/10/2029(a)		800	828,062
4.375%, 06/29/2027(a) (b)	EUR	200	239,397
Credit Agricole SA 0.125%, 12/09/2027		200	215,378
1.247%, 01/26/2027(a)	U.S.$	1,285	1,225,551
Danske Bank A/S 1.549%, 09/10/2027(a)		1,425	1,365,100
Deutsche Bank AG/New York NY 3.742%, 01/07/2033		920	887,867
2.311%, 11/16/2027		877	851,378
DNB Bank ASA 6.50%, 03/26/2022(a) (b)		200	201,494

	Principal Amount (000)		U.S. $ Value

Goldman Sachs Group, Inc. (The) 1.948%, 10/21/2027	U.S.$	805	$783,422
2.615%, 04/22/2032		410	397,248
3.691%, 06/05/2028		500	525,652
4.223%, 05/01/2029		350	376,969
4.411%, 04/23/2039		465	524,215
5.95%, 01/15/2027		230	264,584
ING Groep NV 1.40%, 07/01/2026(a)		950	923,937
2.727%, 04/01/2032		540	527,962
6.50%, 04/16/2025(b)		680	728,558
Intesa Sanpaolo SpA 3.875%, 01/12/2028(a)		460	477,086
Series XR 4.00%, 09/23/2029(a)		1,170	1,219,747
KBC Group NV 0.375%, 06/16/2027(a)	EUR	800	884,463
Lloyds Banking Group PLC 3.574%, 11/07/2028	U.S.$	310	323,663
4.65%, 03/24/2026		630	678,169
Mitsubishi UFJ Financial Group, Inc. 0.848%, 07/19/2029(a)	EUR	200	223,124
Morgan Stanley 2.475%, 01/21/2028	U.S.$	907	904,777
Series GMTN 4.35%, 09/08/2026		495	535,179
Series I 0.864%, 10/21/2025		835	809,491
Natwest Group PLC 2.359%, 05/22/2024		935	942,301
Santander Holdings USA, Inc. 4.50%, 07/17/2025		1,190	1,266,626
Santander UK Group Holdings PLC 2.469%, 01/11/2028		886	872,459
Societe Generale SA 2.797%, 01/19/2028(a)		960	948,411
2.889%, 06/09/2032(a)		1,480	1,406,543
Standard Chartered PLC 1.214%, 03/23/2025(a)		955	936,704
2.608%, 01/12/2028(a)		920	906,908
Sumitomo Mitsui Financial Group, Inc. 2.472%, 01/14/2029		920	910,640
Svenska Handelsbanken AB 4.75%, 03/01/2031(a) (b)		1,000	1,013,711
UBS Group AG 5.125%, 07/29/2026(a) (b)		890	920,544
UniCredit SpA 1.982%, 06/03/2027(a)		419	398,990

			43,569,803

Insurance – 4.7%
Allianz SE 3.20%, 10/30/2027(a) (b)		1,400	1,293,262
American International Group, Inc. 8.175%, 05/15/2058		1,045	1,516,297

	Principal Amount (000)		U.S. $ Value

Assicurazioni Generali SpA 2.124%, 10/01/2030(a)	EUR	545	$625,200
2.429%, 07/14/2031(a)		470	542,166
Centene Corp. 2.625%, 08/01/2031	U.S.$	708	663,328
Humana, Inc. 2.15%, 02/03/2032		635	590,830
4.50%, 04/01/2025		660	707,183
Prudential Financial, Inc. 5.20%, 03/15/2044		1,150	1,184,043
Voya Financial, Inc. 5.65%, 05/15/2053		1,768	1,813,677
Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051(a)		200	187,740

			9,123,726

REITs – 6.8%
Alexandria Real Estate Equities, Inc. 2.00%, 05/18/2032		385	357,010
American Homes 4 Rent LP 3.375%, 07/15/2051		845	790,024
American Tower Corp. 2.95%, 01/15/2051		475	412,489
3.70%, 10/15/2049		510	505,108
3.80%, 08/15/2029		285	300,845
Boston Properties LP 4.50%, 12/01/2028		1,400	1,547,268
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	800	841,575
Healthcare Trust of America Holdings LP 3.10%, 02/15/2030	U.S.$	1,325	1,347,489
Healthpeak Properties, Inc. 1.35%, 02/01/2027		677	648,020
3.50%, 07/15/2029		860	904,185
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033		765	725,726
Prologis LP 1.25%, 10/15/2030		1,155	1,040,664
3.00%, 04/15/2050		240	233,704
SITE Centers Corp. 4.25%, 02/01/2026		453	475,245
Vornado Realty LP 2.15%, 06/01/2026		950	934,989
Welltower, Inc. 2.05%, 01/15/2029		1,155	1,109,914
4.95%, 09/01/2048		765	949,453
Weyerhaeuser Co. 7.375%, 03/15/2032		75	102,150

			13,225,858

			65,919,387

Utility – 7.8%
Electric – 7.3%
Avangrid, Inc. 3.20%, 04/15/2025		1,515	1,566,685

	Principal Amount (000)		U.S. $ Value

Commonwealth Edison Co. 3.00%, 03/01/2050	U.S.$	205	$194,252
Consolidated Edison Co. of New York, Inc. Series 05-A 5.30%, 03/01/2035		225	271,219
4.50%, 05/15/2058		855	1,000,320
Series A 4.125%, 05/15/2049		155	168,692
Consorcio Transmantaro SA 4.70%, 04/16/2034(a)		890	956,750
EDP Finance BV 1.71%, 01/24/2028(a)		1,685	1,583,000
Enel Finance International NV 2.25%, 07/12/2031(a)		1,270	1,180,923
6.80%, 09/15/2037(a)		280	377,028
Engie SA 3.25%, 11/28/2024(a) (b)	EUR	200	239,226
Exelon Generation Co. LLC 6.25%, 10/01/2039	U.S.$	640	778,943
Florida Power & Light Co. 4.125%, 02/01/2042		85	96,447
5.69%, 03/01/2040		160	216,496
Iberdrola International BV Series NC9 1.825%, 08/09/2029(a) (b)	EUR	1,100	1,198,693
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	U.S.$	897	867,611
2.25%, 06/01/2030		440	423,986
Niagara Mohawk Power Corp. 1.96%, 06/27/2030(a)		1,090	1,024,391
Orsted AS 2.25%, 11/24/3017(a) (b)	EUR	600	693,593
San Diego Gas & Electric Co. Series WWW 2.95%, 08/15/2051	U.S.$	1,275	1,195,394

			14,033,649

Other Utility – 0.5%
American Water Capital Corp. 3.25%, 06/01/2051		735	718,779
3.45%, 05/01/2050		195	195,655

			914,434

			14,948,083

Total Corporates - Investment Grade (cost $175,565,075)			168,214,699

CORPORATES - NON-INVESTMENT GRADE – 5.2%
Industrial – 4.1%
Basic – 0.1%
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)	EUR	173	188,640

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.7%
Clean Harbors, Inc. 4.875%, 07/15/2027(a)	U.S.$	95	$97,412
GFL Environmental, Inc. 4.375%, 08/15/2029(a)		251	239,077
5.125%, 12/15/2026(a)		445	460,169
Paprec Holding 3.50%, 07/01/2028	EUR	435	477,475

			1,274,133

Communications - Media – 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 02/01/2032(a)	U.S.$	889	874,384

Communications - Telecommunications – 0.2%
Telefonica Europe BV 2.376%, 02/12/2029(a) (b)	EUR	300	312,874

Consumer Cyclical - Automotive – 1.3%
Dana, Inc. 4.25%, 09/01/2030	U.S.$	935	909,198
Faurecia SE 2.375%, 06/15/2029(a)	EUR	775	849,003
Ford Motor Co. 3.25%, 02/12/2032	U.S.$	871	830,401

			2,588,602

Consumer Non-Cyclical – 0.9%
DaVita, Inc. 4.625%, 06/01/2030(a)		470	457,387
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		985	909,828
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		455	457,019

			1,824,234

Energy – 0.4%
Renewable Energy Group, Inc. 5.875%, 06/01/2028(a)		690	692,522

Services – 0.1%
Block, Inc. 3.50%, 06/01/2031(a)		200	190,514

			7,945,903

Financial Institutions – 1.1%
Banking – 1.1%
Banco Santander SA 7.50%, 02/08/2024(a) (b)		600	637,571
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		730	760,045
Societe Generale SA 8.00%, 09/29/2025(a) (b)		645	729,727

			2,127,343

Total Corporates - Non-Investment Grade (cost $10,594,510)			10,073,246

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 2.4%
Industrial – 2.0%
Basic – 0.9%
Klabin Austria GmbH 3.20%, 01/12/2031(a)	U.S.$	2,040	$1,828,615

Communications - Telecommunications – 0.2%
HTA Group Ltd./Mauritius 7.00%, 12/18/2025(a)		430	445,937

Energy – 0.3%
ReNew Power Pvt Ltd. 5.875%, 03/05/2027(a)		530	535,962

Services – 0.6%
MercadoLibre, Inc. 3.125%, 01/14/2031		990	891,594
StoneCo Ltd. 3.95%, 06/16/2028(a)		226	189,812

			1,081,406

			3,891,920

Financial Institutions – 0.4%
Banking – 0.4%
IndusInd Bank Ltd./Gift City 3.875%, 04/15/2022(a)		200	199,788
Itau Unibanco Holding SA/Cayman Island 3.875%, 04/15/2031(a)		480	453,090

			652,878

Total Emerging Markets - Corporate Bonds (cost $4,881,855)			4,544,798

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Chile – 0.5%
Chile Government International Bond 2.55%, 01/27/2032 (cost $947,575)		935	900,697

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.0%
United States – 0.0%
Metropolitan Transportation Authority Series 2020-C 5.175%, 11/15/2049 (cost $80,186)		65	83,677

Company	Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - AB Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $4,850,294)		4,850,294	$4,850,294

	Principal Amount (000)

Time Deposits – 0.0%
Citibank, London (0.79)%, 02/01/2022 (cost $72,385)	EUR	64	72,385

Total Short-Term Investments (cost $4,922,679)			4,922,679

Total Investments – 97.7% (cost $196,991,880)(f)			188,739,796
Other assets less liabilities – 2.3%			4,431,308

Net Assets – 100.0%			$193,171,104

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	8	March 2022	$1,245,000	$(17,438)
U.S. T-Note 5 Yr (CBT) Futures	101	March 2022	12,039,516	(55,664)
U.S. Ultra Bond (CBT) Futures	48	March 2022	9,069,000	(202,280)
Sold Contracts
Euro-Bund Futures	5	March 2022	949,933	30,389
Euro-Schatz Futures	15	March 2022	1,885,290	2,275
U.S. 10 Yr Ultra Futures	64	March 2022	9,141,000	734

				$(241,984)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	8,635	USD	9,996	02/10/2022	$293,533

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2022, the aggregate market value of these securities amounted to $53,176,952 or 27.5% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $333,579 and gross unrealized depreciation of investments was $(8,534,114), resulting in net unrealized depreciation of $(8,200,535).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

January 31, 2022 (unaudited)

63.9%	United States
5.6%	France
4.1%	Netherlands
4.0%	United Kingdom
3.0%	Italy
2.7%	Spain
2.7%	Germany
1.9%	Brazil
1.3%	Chile
1.2%	China
1.1%	Denmark
0.8%	Portugal
0.7%	Canada
4.4%	Other
2.6%	Short-Term

100.0%	Total Investments

1

All data are as of January 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Argentina, Belgium, India, Japan, Norway, Peru, Sweden, Switzerland, United Arab Emirates and United Republic of Tanzania.

AB Sustainable Thematic Credit Portfolio

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$-0-	$168,214,699	$-0-	$168,214,699
Corporates - Non-Investment Grade	-0-	10,073,246	-0-	10,073,246
Emerging Markets - Corporate Bonds	-0-	4,544,798	-0-	4,544,798
Governments - Sovereign Bonds	-0-	900,697	-0-	900,697
Local Governments - US Municipal Bonds	-0-	83,677	-0-	83,677
Short-Term Investments:
Investment Companies	4,850,294	-0-	-0-	4,850,294
Time Deposits	-0-	72,385	-0-	72,385

Total Investments in Securities	4,850,294	183,889,502	-0-	188,739,796
Other Financial Instruments*:
Assets
Futures	33,398	-0-	-0-	33,398
Forward Currency Exchange Contracts	-0-	293,533	-0-	293,533
Liabilities
Futures	(275,382)	-0-	-0-	(275,382)

Total	$4,608,310	$184,183,035	$-0-	$188,791,345

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2022 is as follows:

Fund	Market Value 10/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,565	$23,878	$24,593	$4,850	$0	*

*	Amount is less than $500.